Initial Public Offering (Details)		1 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares
Initial Public Offering (Details) [Line Items]
Sale of shares | shares	34,500,000
Price per share unit	$ 10.00	$ 10.00
Gross proceeds | $	$ 345,000,000	$ 6,000,000
Warrants expiration term			5 years
Number of shares issuable per warrant | shares			1
Warrants exercisable term from completion of initial Business Combination			30 days
Exercisable term from closing of IPO			12 months
Underwriting fee | $			$ 6,900,000
Additional fee | $	$ 12,075,000
Price per unit		$ 11.50	$ 11.50
Threshold maximum period for registration statement to become effective after business combination			60 days
Maximum period after business combination in which to file registration statement			15 days
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination			$ 9.20
Percentage of gross proceeds on total equity proceeds			60.00%
Threshold trading days for calculating Market Value | item			20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)			100.00%
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)			180.00%
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Initial Public Offering (Details) [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)			10.00%
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Redemption price per public warrant (in dollars per share)			$ 0.01
Minimum threshold written notice period for redemption of public warrants			30 days
Redemption period			30 days
Threshold trading days for redemption of public warrants			20 days
Threshold consecutive trading days for redemption of public warrants | item			30
Threshold number of business days before sending notice of redemption to warrant holders | item			3
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Initial Public Offering (Details) [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 10.00
Redemption price per public warrant (in dollars per share)			$ 0.10
Minimum threshold written notice period for redemption of public warrants			30 days
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares | shares	4,500,000	347,500,000
Gross proceeds | $	$ 345,000,000	$ 6,900,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of shares | shares	34,500,000	30,000,000
Gross proceeds | $		$ 10,000,000
Warrants expiration term	5 years	5 years
Number of shares in a unit | shares	1
Number of redeemable warrants in a unit | shares	0.33	0.33
Number of shares issuable per warrant | shares	1
Warrants exercisable term from completion of initial Business Combination	30 days	30 days
Exercisable term from closing of IPO	12 months	12 months
Underwriting fee | $	$ 6,900,000